Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000256464 [Member] | Collateralized Reinsurance [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[1]
C000256464 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%	[1]
C000256463 [Member] | Collateralized Reinsurance [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[2]
C000256463 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%	[2]
C000256461 [Member] | Collateralized Reinsurance [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[3]
C000256461 [Member] | Event Linked Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	83.60%	[3]
C000256484 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[4]
C000256484 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%	[4]
C000256484 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[4]
C000256484 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000256484 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000256484 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[4]
C000256484 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[4]
C000256484 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[4]
C000256484 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[4]
C000256484 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[4]
C000256484 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[4]
C000256485 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[5]
C000256485 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%	[5]
C000256485 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[5]
C000256485 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5]
C000256485 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000256485 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[5]
C000256485 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[5]
C000256485 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[5]
C000256485 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[5]
C000256485 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[5]
C000256485 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[5]
C000256486 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[6]
C000256486 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%	[6]
C000256486 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[6]
C000256486 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
C000256486 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000256486 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[6]
C000256486 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[6]
C000256486 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[6]
C000256486 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[6]
C000256486 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[6]
C000256486 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[6]
C000256487 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[7]
C000256487 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%	[7]
C000256487 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7]
C000256487 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000256487 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000256487 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[7]
C000256487 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[7]
C000256487 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[7]
C000256487 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[7]
C000256487 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[7]
C000256487 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[7]
C000256505 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[8]
C000256505 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[8]
C000256505 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[8]
C000256505 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[8]
C000256505 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[8]
C000256505 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000256505 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[8]
C000256505 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[8]
C000256505 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[8]
C000256505 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[8]
C000256505 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[8]
C000256505 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[8]
C000256505 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[8]
C000256505 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000256505 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[8],[9]
C000256508 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[10]
C000256508 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[10]
C000256508 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[10]
C000256508 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[10]
C000256508 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[10]
C000256508 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[10]
C000256508 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[10]
C000256508 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[10]
C000256508 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[10]
C000256508 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[10]
C000256508 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[10]
C000256508 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[10]
C000256508 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[10]
C000256508 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000256508 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[10],[11]
C000256506 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[12]
C000256506 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[12]
C000256506 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[12]
C000256506 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[12]
C000256506 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[12]
C000256506 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[12]
C000256506 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[12]
C000256506 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[12]
C000256506 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[12]
C000256506 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[12]
C000256506 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[12]
C000256506 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[12]
C000256506 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[12]
C000256506 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12]
C000256506 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[13]
C000256507 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[14]
C000256507 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%	[14]
C000256507 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000256507 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[14]
C000256507 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[14]
C000256507 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[14]
C000256507 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[14]
C000256507 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[14]
C000256507 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[14]
C000256507 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[14]
C000256507 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[14]
C000256507 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[14]
C000256507 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[14]
C000256507 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[14]
C000256507 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[14],[15]
C000256513 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[16]
C000256513 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[16]
C000256513 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[16]
C000256513 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[16]
C000256513 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[16]
C000256513 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[16]
C000256513 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[16]
C000256513 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[16]
C000256513 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[16]
C000256513 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[16]
C000256513 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[16]
C000256513 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000256509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[17]
C000256509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[17]
C000256509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[17]
C000256509 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[17]
C000256509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[17]
C000256509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[17]
C000256509 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[17]
C000256509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[17]
C000256509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[17]
C000256509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[17]
C000256509 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[17]
C000256509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000256511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[18]
C000256511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[18]
C000256511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[18]
C000256511 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[18]
C000256511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[18]
C000256511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[18]
C000256511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[18]
C000256511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[18]
C000256511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[18]
C000256511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[18]
C000256511 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[18]
C000256511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000256510 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[19]
C000256510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[19]
C000256510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[19]
C000256510 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[19]
C000256510 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[19]
C000256510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[19]
C000256510 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[19]
C000256510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[19]
C000256510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[19]
C000256510 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[19]
C000256510 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[19]
C000256510 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19]
C000256512 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[20]
C000256512 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[20]
C000256512 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[20]
C000256512 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[20]
C000256512 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[20]
C000256512 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[20]
C000256512 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[20]
C000256512 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[20]
C000256512 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[20]
C000256512 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[20]
C000256512 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[20]
C000256512 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[20]
C000256542 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[22]
C000256542 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[22]
C000256542 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[22]
C000256542 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[22]
C000256542 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[22]
C000256542 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[22]
C000256542 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[22]
C000256542 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[21],[22]
C000256544 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[23],[24]
C000256544 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[23],[24]
C000256544 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[23],[24]
C000256544 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[24]
C000256544 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[24]
C000256544 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[24]
C000256544 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[24]
C000256544 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[23],[24]
C000256543 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[25],[26]
C000256543 [Member] | Right Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[25],[26]
C000256543 [Member] | Convertible Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[25],[26]
C000256543 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[26]
C000256543 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[26]
C000256543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[26]
C000256543 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%	[26]
C000256543 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[25],[26]
C000256549 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[27]
C000256549 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	84.70%	[27]
C000256549 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[27]
C000256549 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[27]
C000256549 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[27]
C000256549 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[27]
C000256549 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[27]
C000256550 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[28]
C000256550 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	84.70%	[28]
C000256550 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[28]
C000256550 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[28]
C000256550 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[28]
C000256550 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000256550 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[28]
C000256548 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[29]
C000256548 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	84.70%	[29]
C000256548 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[29]
C000256548 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[29]
C000256548 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[29]
C000256548 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[29]
C000256548 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[29]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[9]	Amount rounds to less than 0.1%.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[11]	Amount rounds to less than 0.1%.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	Amount rounds to less than 0.1%.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[15]	Amount rounds to less than 0.1%.
[16]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[17]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[18]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[19]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[20]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[21]	Amount rounds to less than 0.1%.
[22]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[23]	Amount rounds to less than 0.1%.
[24]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[25]	Amount rounds to less than 0.1%.
[26]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[27]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[28]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[29]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.